Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2020	For the period from September 9, 2019 (Inception) through December 31, 2019
Redeemable Class A ordinary shares
Numerator: Earnings allocable to Redeemable Class A ordinary shares
Interest income and realized gain from sale of treasury securities	$1,845,877	$—

Redeemable net earnings	$1,845,877	$—

Denominator: Weighted average redeemable Class A ordinary shares
Redeemable Class A ordinary shares, basic and diluted	27,600,000	—
Earnings/basic and diluted redeemable Class A ordinary shares	$0.07	$—

Non-redeemable Class B ordinary shares
Numerator: Net income minus redeemable net earnings
Net income (loss)	$(10,506,796)	$(22,966)
Redeemable net earnings	1,845,877	—

Non-redeemable net loss	$(12,352,673)	$(22,966)

Denominator: weighted average non-redeemable Class B ordinary shares
Non-redeemable Class B ordinary shares, basic and diluted	6,794,262	6,000,000
Loss/ Basic and diluted non-redeemable ordinary shares	$(1.82)	$(0.00)